SHARE CAPITAL:	6 Months Ended
Jun. 30, 2015
SHARE CAPITAL: [Abstract]
SHARE CAPITAL:
NOTE 6 - SHARE CAPITAL:

a.	Financing round

During the second quarter of 2014, the Company completed a private placement (the "2014 financing round") with a group of new investors and several of its existing shareholders, raising a total of $8,157, net of $123 issuance costs, in consideration of 1,036,431 Preferred A Shares par value 0.16 NIS and 1,061,469 warrants to purchase Preferred A Shares (see also b. below). The 2014 financing round closed in two phases, the first on May 13, 2014 and the second on June 3, 2014 (respectively – "closing date"), raising a gross amount of  $6,580 and $1,700, respectively.

b.	Public offerings

In September 2014, the Company completed an IPO, pursuant to which the Company issued 6,700,000 ordinary shares, NIS 0.16 par value (“Ordinary Shares”) at $6.00 per share raising a total of approximately $35,700, net of underwriting discounts, commissions and other offering expenses. Upon the completion of the Company's IPO, all outstanding series A preferred shares were automatically converted into Ordinary Shares.

On October 17, 2014 the IPO underwriters exercised their ‘green shoe' option and purchased an additional 968,200 Ordinary Shares at a price per share of $6.00. The total proceeds, net of underwriter's commission, were approximately $5,400.

On April 20, 2015 the Company completed a follow-on public offering. A total of 7,419,353 ordinary shares were sold at a price of $9.30 per share. Prior to closing, the underwriters fully exercised their option to purchase 967,741 additional ordinary shares. The net proceeds from the sale of shares, after deducting underwriting discounts, commissions and other offering expenses, were approximately $64.2 million.

c.	Warrants

During the six-months ending June 30, 2015, 621,331 warrants were exercised, into 515,634 ordinary shares. As of June 30 2015, the total amount of warrants outstanding was 2,095,625.

d.	Share-based compensation

During the six months ended June 30, 2014, the Company granted 168,750 options to its employees and 6,250 options expired without being exercised. The exercise prices of the options granted ranged between $1.92 and $7.98 per share. The options vest over a period of 4 years and expire on the tenth anniversary of their grant date.

The fair value of options granted to employees during the six months ended June 30, 2014 was $603. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows:

Value of one Ordinary Share	$4.8
Dividend yield	0%
Expected volatility	66.7%
Risk-free interest rate	2.22%
Expected term	7 years

On June 9, 2014, the Company granted 31,250 options to consultants. The options are exercisable for a period of six years at an exercise price of $7.98 per share. The options vest over a period of 4 years and expire on the sixth anniversary of their grant date.

The fair value of options granted to consultants during the six months ended June 30, 2014 was $184. The fair value of the options on June 30, 2014 was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows:

Value of one Ordinary Share	$4.8
Dividend yield	0%
Expected volatility	62.0%
Risk-free interest rate	1.96%
Expected term	6 years

In May 2015, the Company's board of directors approved a new option plan (the "Plan") replacing the previous plan approved in 2009. The Plan includes a pool of 2,690,694 ordinary shares for grant to Company employees, consultants, directors and other service providers. As of June 30 2015, 2,313,694 shares remain available for grant under the Plan.

During the six months ended June 30, 2015, the Company granted 153,000 options to employees with exercise price of $6.77. The options vest over a period of 4 years and expire on the tenth anniversary of their grant date.

During the second quarter of 2015, the Company granted 24,000 options to Directors with exercise price of $11.87. The options vest over a period of 3 years and expire on the tenth anniversary of their grant date.

In addition, during the second quarter of 2015, the Company granted 272,000 restricted stock units ("RSUs") to employees and consultants with a vesting period of up to 4 years.

The fair value of options and RSUs granted to employees and directors during the six months ended June 2015 was $3,422. The fair value of RSUs granted to consultants as of June 30, 2015, was $851.

The fair value of the options, granted to employees during the six months ended June 30, 2015 was computed using the Black-Scholes model on the date of grant. The underlying data used for computing the fair value of the options are mainly as follows:

Value of one Ordinary Share	$7.53-$11.99
Dividend yield	0%
Expected volatility	63.4%-64.9%
Risk-free interest rate	1.38%-1.98%
Expected term	6 years

The following table illustrates the effect of share-based compensation on the statements of operations:

	Six months ended June 30
	2015	2014
Cost of revenues	$1	$16
Research and development expenses	263	64
Selling, general and administrative	595	64
	$859	$144